SUBSEQUENT EVENTS (Details) - USD ($)						1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2021	Jun. 17, 2021	Jun. 11, 2021	Feb. 23, 2021	Nov. 02, 2020	Dec. 28, 2017	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 21, 2021
Subsequent Event [Line Items]
Issued (in shares)						10,656,288	64,472,667		61,414,002
Proceeds from issuance of convertible preferred stock, net						$ 46,000,000	$ 19,918,000	$ 0	$ 111,054,000	$ 50,000
Stock issuance costs						$ 277,000
Subsequent Event | Business Combination Agreement
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned											$ 1,200,000,000
Data Foundry Cloud Subscription
Subsequent Event [Line Items]
Purchase commitment amount		$ 9,300,000
Purchase commitment period		3 years
Data Foundry Cloud Subscription | Subsequent Event
Subsequent Event [Line Items]
Purchase commitment amount		$ 10,000,000
Purchase commitment period		3 years
Series D Preferred Stock
Subsequent Event [Line Items]
Issued (in shares)				3,058,665
Proceeds from issuance of convertible preferred stock, net				$ 20,000	$ 112,000,000
Stock issuance costs				$ 83,000	$ 768,000
Warrants exercised (in shares)			1,012,672
Series D Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Issued (in shares)				3,058,665
Proceeds from issuance of convertible preferred stock, net				$ 20,000,000
Stock issuance costs				$ 83,000
Warrants exercised (in shares)	1,012,672		1,012,672
Class A Common Stock | Subsequent Event
Subsequent Event [Line Items]
Sale of stock (in dollars per share)											$ 10.00
Class A Common Stock | Subsequent Event | Palantir Technologies, Inc | Share Purchase
Subsequent Event [Line Items]
Other commitment											$ 10,000,000